CONVENIENCE TRANSLATION	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
CONVENIENCE TRANSLATION
CONVENIENCE TRANSLATION

3. CONVENIENCE TRANSLATION

The Group, with the exception of its subsidiaries, Red 5, The9 Interactive and Red 5 Singapore, maintains its accounting records and prepares its financial statements in RMB. The U.S. dollar amounts disclosed in the accompanying financial statements are presented solely for the convenience of the readers at the rate of US$1.00 = RMB7.0651, representing the noon buying rate in New York for cable transfers of RMB, as certified for customs purposes by the Federal Reserve Bank of New York, on June 30, 2020. Such translations should not be construed as representations that the RMB amounts represent, or have been or could be converted into, United States dollars at that or any other rate.

3. CONVENIENCE TRANSLATION

The Group, with the exception of its subsidiaries, Red 5, The9 Interactive and Red 5 Singapore, maintains its accounting records and prepares its financial statements in RMB. The U.S. dollar amounts disclosed in the accompanying financial statements are presented solely for the convenience of the readers at the rate of US$1.00 = RMB6.9618, representing the noon buying rate in New York for cable transfers of RMB, as certified for customs purposes by the Federal Reserve Bank of New York, on December 31, 2019. Such translations should not be construed as representations that the RMB amounts represent, or have been or could be converted into, United States dollars at that or any other rate.